PRINCIPAL ACCOUNTING POLICIES - Amounts and balances of the consolidated VIE included in Group's consolidated financial statements after elimination of intercompany balances and transactions (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity
Cash and cash equivalents	¥ 1,893,032		¥ 1,233,974	¥ 512,830	$ 266,628
Accounts receivable, net	386,768		313,502		54,475
Amount due from related parties	1,287,080		1,060,987		181,281
Prepayments and other current assets	415,326		606,502		58,497
Property and equipment, net	8,392		16,849		1,182
Intangible assets, net	1,479,644		1,665,320		208,403
Operating lease right-of-use assets	16,335		37,592		2,301
Other non-current assets	512		8,223		71
TOTAL ASSETS	7,573,881		9,045,799		1,066,757
Payable to riders and drivers	867,323		794,320		122,160
Amount due to related parties	190,039		147,003		26,766
Operating lease liabilities	14,719		24,460		2,073
Non-current operating lease liabilities	414		16,574		58
TOTAL LIABILITIES	2,016,965		2,046,079		$ 284,082
Net revenues	10,506,250	$ 1,479,774	9,367,595	6,866,262
Net loss	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Net cash provided by/(used in) operating activities	(380,838)	(53,640)	(945,440)	(2,657,580)
Net cash used in investing activities	1,214,856	$ 171,109	(1,026,393)	(686,663)
VIEs
Variable Interest Entity
Cash and cash equivalents	339		13,968
Accounts receivable, net	342		373
Amount due from related parties	1,454		2,688
Prepayments and other current assets	825		4,122
Property and equipment, net	52		84
Intangible assets, net	7,869		9,302
Other non-current assets	33		92
TOTAL ASSETS	10,914		30,629
Payable to riders and drivers	269		304
Accrued expenses and other current liabilities	11,322		15,559
TOTAL LIABILITIES	12,999		16,829
Net revenues	1,219		15,769	13,104
Net loss	(29,952)		(36,743)	(58,641)
Net cash provided by/(used in) operating activities	(36,203)		¥ 10,007	4,308
Net cash used in investing activities	¥ (63)			¥ (859)
Percentage of consolidated net revenues contributed by VIE	0.01%	0.01%	0.20%	0.20%
Percentage of consolidated total assets accounted for by VIE	0.10%		0.30%		0.10%
Percentage of consolidated total liabilities accounted for by VIE	0.60%		0.80%		0.60%
VIEs | Related Party
Variable Interest Entity
Amount due to related parties	¥ 1,408		¥ 966